Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Cost	$ 100,855	$ 98,534
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	36,915	32,301
Property, plant and equipment net	63,940	66,233
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Cost	13,256	8,206
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	0	0
Plant And Building [Member]
Property, Plant and Equipment [Line Items]
Cost	30,852	32,211
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	8,059	6,957
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	39,700	40,596
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	20,458	17,876
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	1,570	1,747
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,408	1,567
Equipment and furniture [Member]
Property, Plant and Equipment [Line Items]
Cost	2,566	2,542
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	1,830	1,707
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	12,911	13,232
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 5,160	$ 4,194